Share-based plans - Information on Holdings under Share-based Plans (Details)	Dec. 31, 2020 Options shares	Dec. 31, 2019 Options shares	Dec. 31, 2018 Options
Share-based plans
Number of stock options held | Options	3,201,074	3,488,989	3,896,000
MB LTIP 2020
Share-based plans
Number of performance shares held	159,607
MB LTIP 2020 | Management Board
Share-based plans
Number of performance shares held	159,607
LTIP 2019
Share-based plans
Number of performance shares held	1,530,971	797,659
LTIP 2019 | Management Board
Share-based plans
Number of performance shares held	8,869
LTIP 2019 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	1,522,102	797,659
MB LTIP 2019
Share-based plans
Number of performance shares held	114,999	114,999
MB LTIP 2019 | Management Board
Share-based plans
Number of performance shares held	102,435	102,435
MB LTIP 2019 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	12,564	12,564
NxStage LTIP
Share-based plans
Number of performance shares held	40,530	45,007
NxStage LTIP | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	40,530	45,007
LTIP 2016
Share-based plans
Number of performance shares held	1,082,606	1,959,020
LTIP 2016 | Management Board
Share-based plans
Number of performance shares held	135,473	211,878
LTIP 2016 | Plan participants other than the members of the Management Board
Share-based plans
Number of performance shares held	947,133	1,747,142
2011 SOP
Share-based plans
Number of stock options held | Options	3,201,074
2011 SOP | Management Board
Share-based plans
Number of stock options held | Options	465,308	452,989
2011 SOP | Plan participants other than the members of the Management Board
Share-based plans
Number of stock options held | Options	2,735,766	3,036,000
2011 Phantom stock awards | Management Board
Share-based plans
Number of phantom shares held		23,336
2011 Phantom stock awards | Plan participants other than the members of the Management Board
Share-based plans
Number of phantom shares held		311,650